CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (FY) (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
STATEMENTS OF SHAREHOLDERS' EQUITY [Abstract]
Declared (in dollars per share)	$ 0.34	$ 0.26	$ 0.18
Repurchase of shares of common stock (in shares)	1,153,136	967,199
Issuance of shares of common stock (in shares)	21,402	39,610	30,828
Share based compensation, common stock (in shares)	180,380	299,263	107,359
Share based compensation withholding obligation, common stock (in shares)	41,927	77,624